Consolidated Statements of Cash Flows € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Cash flows from operating activities
Profit (loss) for the year	€ (20,264)	$ (22,937)	€ (6,168)	€ 9,784
Adjustments for:
Financing expenses, net	26,884	30,428	3,634	8,153
Capital gain	0	0	0	(18,770)
Profit from settlement of derivatives contract	(407)	(461)	0	0
Depreciation and amortization	15,076	17,063	2,975	6,416
Share-based payment transactions	63	71	50	8
Share of profits of equity accounted investees	(117)	(132)	(1,525)	(3,086)
Payment of interest on loan from an equity accounted investee	859	972	582	370
Change in trade receivables and other receivables	(1,883)	(2,131)	(3,868)	403
Change in other assets	(545)	(617)	179	(1,950)
Change in receivables from concessions project	1,580	1,788	1,426	1,329
Change in accrued severance pay, net	0	0	0	9
Change in trade payables	154	174	190	461
Change in other payables	2,380	2,694	(1,226)	5,336
Tax benefit	(2,489)	(2,817)	(125)	(287)
Income taxes paid	(94)	(106)	(119)	(100)
Interest received	1,844	2,087	2,075	1,719
Interest paid	(7,801)	(8,829)	(3,906)	(6,083)
Total adjustment to reconcile profit and loss	35,504	40,184	342	(6,072)
Net cash provided by (used in) operating activities	15,240	17,247	(5,826)	3,712
Cash flows from investing activities:
Acquisition of fixed assets	(82,810)	(93,724)	(128,420)	(74,587)
Acquisition of subsidiary, net of cash acquired (see Note 6C and Note 6D)	0	0	(7,464)	(1,000)
Repayment of loan from an equity accounted investee	1,400	1,585	1,978	0
Loan to an equity accounted investee	(335)	(379)	(181)	0
Proceeds from sale of investments	0	0	0	34,586
Advances on account of investments	0	0	(1,554)	0
Proceeds from marketable securities	0	0	1,800	0
Acquisition of marketable securities	0	0	(1,481)	0
Proceeds from settlement of derivatives, net	(976)	(1,105)	0	532
Proceed (investment) in restricted cash, net	(5,990)	(6,779)	23,092	(26,003)
Investment in short term deposit	(18,599)	(21,050)	(1,323)	(6,302)
Investment in marketable Securities	(112)	(127)	0	(0)
Repayment of loan to others	0	0	0	3,912
Compensation as per agreement with Erez Electricity Ltd.	0	0	1,418	0
Net cash used in investing activities	(107,422)	(121,579)	(112,135)	(68,862)
Cash flows from financing activities:
Issuance of warrants	3,746	4,240	2,544	0
Repayment of long-term loans	(18,905)	(21,397)	(3,959)	(5,844)
Repayment of Debentures	(30,730)	(34,780)	(26,923)	(9,836)
Cost associated with long term loans	(2,796)	(3,165)	(734)	(12,218)
Proceeds from options	49	55	20	19
Sale of shares in subsidiaries to non-controlling interests	1,400	1,585	0	13,936
Acquisition of shares in subsidiaries from non-controlling interests	0	0	0	(2,961)
Issuance of ordinary shares	0	0	21,275	7,807
Payment of principal of lease liabilities	(4,803)	(5,436)	0	0
Proceeds from long term loans, net	32,947	37,289	111,357	59,298
Proceeds from issue of convertible debentures	15,571	17,623
Proceeds from issuance of Debentures, net	57,717	65,324	38,057	22,317
Net cash provided by financing activities	54,196	61,338	141,637	72,518
Effect of exchange rate fluctuations on cash and cash equivalents	12,370	14,002	(1,340)	259
Increase (decrease) in cash and cash equivalents	(25,616)	(28,992)	22,336	7,627
Cash and cash equivalents at the beginning of year	66,845	75,655	44,509	36,882
Cash and cash equivalents at the end of the year	€ 41,229	$ 46,663	€ 66,845	€ 44,509